Business Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands																1 Months Ended	3 Months Ended		7 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 15, 2017	Dec. 15, 2017	Nov. 09, 2017	Sep. 30, 2017	Jun. 01, 2017	Mar. 01, 2017	Jan. 10, 2017	Jan. 06, 2017	Dec. 31, 2016	Dec. 01, 2016	Dec. 31, 2015	Oct. 15, 2015	Jun. 15, 2015	Jun. 02, 2015	Dec. 31, 2016	Dec. 30, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Acquisition related costs	$ 200									$ 100		$ 100
Revenues																						$ 219,203	$ 173,671	$ 155,024
Net Income																						$ 62,811	$ 61,102	$ 40,442
Brasil Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired		100.00%	100.00%
Business acquisition, fair value of vessel and equipment acquired		$ 96,000	$ 96,000
Business acquisition, outstanding debt		59,000	59,000
Business acquisition, receivable owned		35,200	35,200
Purchase price adjustment for capitalized fees related to financing		600	600
Post-closing adjustment		$ 3,381
Revenues			700
Net Income			$ 300
Lena Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired					100.00%
Business acquisition, fair value of vessel and equipment acquired					$ 142,457
Business acquisition, outstanding debt					111,068
Business acquisition, receivable owned					24,100
Purchase price adjustment for capitalized fees related to financing					1,000
Post-closing adjustment					(108)
Revenues																	$ 5,200
Net Income																	$ (100)
Business acquisition, fair value of vessel and equipment acquired					142,000
Business acquisition, outstanding debt					$ 133,800
Vigdis Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired						100.00%
Business acquisition, fair value of vessel and equipment acquired						$ 145,772
Business acquisition, outstanding debt						114,411
Business acquisition, receivable owned						17,900
Purchase price adjustment for capitalized fees related to financing						900
Post-closing adjustment						3,650
Revenues																			$ 11,800
Net Income																			$ 2,600
Business acquisition, fair value of vessel and equipment acquired						147,000
Business acquisition, outstanding debt						$ 137,700
Tordis Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired							100.00%
Business acquisition, fair value of vessel and equipment acquired							$ 145,754
Business acquisition, outstanding debt							114,411
Business acquisition, receivable owned							21,100
Purchase price adjustment for capitalized fees related to financing							800
Post-closing adjustment							1,741
Revenues																					$ 17,200
Net Income																					$ 3,200
Business acquisition, fair value of vessel and equipment acquired							147,000
Business acquisition, outstanding debt							$ 137,700
Tordis Knutsen [Member] | Series A Preferred Unit [Member]
Business Acquisition [Line Items]
Common units issued							2,083,333
Raquel Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired											100.00%
Business acquisition, fair value of vessel and equipment acquired											$ 116,751
Business acquisition, outstanding debt											79,950
Post-closing adjustment											7,271
Revenues																$ 1,500
Net Income																$ 200
Business acquisition, outstanding debt											$ 103,500
Ingrid Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired													100.00%
Business acquisition, fair value of vessel and equipment acquired													$ 115,000
Business acquisition, outstanding debt													84,275
Post-closing adjustment													2,391
Revenues																		$ 3,600
Net Income																		$ 1,000
Business acquisition, outstanding debt													$ 104,500
Dan Sabia [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired														100.00%
Business acquisition, fair value of vessel and equipment acquired														$ 103,389
Business acquisition, outstanding debt														64,470
Post-closing adjustment														$ 2,655
Revenues																				$ 5,500
Net Income																				$ 2,200
Common Units [Member]
Business Acquisition [Line Items]
Common units issued				3,000,000				2,500,000	2,500,000						5,000,000
Common Units [Member] | Brasil Knutsen [Member]
Business Acquisition [Line Items]
Common units issued		3,000,000
Common Units [Member] | Dan Sabia [Member]
Business Acquisition [Line Items]
Common units issued														5,000,000